Cover	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2026
Entity File Number	001-39946
Entity Registrant Name	RYTHM, INC.
Entity Central Index Key	0001800637
Entity Tax Identification Number	30-0943453
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2220 Hicks Road
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60068
City Area Code	855
Local Phone Number	420-0020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false